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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F Cover Page



               Report for the Calendar Quarter Ended June 30, 2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Trinity Capital of Jacksonville, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1 Independent Drive, Suite 1620      Jacksonville,        Florida          32202
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-04449

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thad L. McNuity                   President                       (904) 355-7700
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                  /s/ Thad L. McNuity
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             8/10/00  Jacksonville, Florida
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ____________

Form 13F Information Table Entry Total:  ____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

RPT: #34                                             TRINITY CAPITAL COMPOSITE REPORTING                      TOP ACCOUNT C02362942
                                                    VALUATION REPORT - WITH VOTING RIGHTS                     BASE CURRENCY: USD
                                                                JUNE 30, 2000                                 DATE 08-07-00

                               TITLE OF                       SHARES OR        INVESTMENT DISCRETION          VOTING AUTHORITY
NAME OF ISSUE                   CLASS   CUSIP    FAIR MARKET  PRINCIPAL   (A) SOLE (B) SHARED (C) OTHER (A)SOLE (B) SHARED (C) OTHER
LONG ACCOUNT
PARTNERRE LTD BERMUDA
COMMON STOCK                           G6852T105  13,466,250    380,000    380,000                       380,000
AT&T CORP LIBERTY MEDIA GROUP
COMMON STOCK                           001957208   7,760,000    320,000    320,000                       320,000
AIRTRAN HOLDINGS INC
COMMON STOCK                           00949P108     270,153     65,000     65,000                        65,000
BERKSHIRE HATHAWAY INC          CL-A
COMMON STOCK                           084670108   5,380,000        100        100                           100
CENTENNIAL TECHNOLOGIES INC
COMMON STOCK                           151392206     102,694     12,937     12,937                        12,937
CHESAPEAKE ENERGY CORP
COMMON STOCK                           165167107     387,500     50,000     50,000                        50,000
CHILDREN'S PLACE RETAIL STORES
COMMON STOCK                           168905107     410,000     20,000     20,000                        20,000
CHRIS-CRAFT IND INC
COMMON STOCK                           170520100     330,313      5,000      5,000                         5,000
CISCO SYSTEMS, INC
COMMON STOCK                           17275R102   3,813,750     60,000     60,000                        60,000
CROSS TIMBERS OIL CO
COMMON STOCK                           227573102   2,533,313    114,500    114,500                       114,500
DENDRITE INTERNATIONAL
COMMON STOCK                           248239105   3,068,081     92,100     92,100                        92,100
DIRECT FOCUS INC
COMMON STOCK                           254931108   9,138,500    186,500    186,500                       186,500
DU PONT E I DE NEMOURS & CO
COMMON STOCK                           263534109   3,062,500     70,000     70,000                        70,000
ETOYS INC
COMMON STOCK                           297862104     570,933     90,000     90,000                        90,000
FIRSTCITY LIQUIDATING TRUST
COMMON STOCK                           33762E108     239,008     16,000     16,000                        16,000
FIRSTPLUS FINANCIAL GROUP INC
COMMON STOCK                           33763B103      21,840     80,000     80,000                        80,000
FLORIDA ROCK IND INC
COMMON STOCK                           341140101     356,250     10,000     10,000                        10,000
GENERAL MOTORS CORP
COMMON STOCK                           370442105   5,574,000     96,000     96,000                        96,000
HEALTH MANAGEMENT ASSOC.        C L A
COMMON STOCK                           421933102   3,914,831    299,700    299,700                       299,700
HI/FN INC
COMMON STOCK                           428358105   1,331,250     30,000     30,000                        30,000
INTERNATIONAL SPEEDWAY CORP
COMMON STOCK                           460335300   5,187,500    125,000    125,000                       125,000
INTERNET CAPITAL GROUP INC
COMMON STOCK                           46059C106     555,234     15,000     15,000                        15,000
JUNIPER NETWORKS INC
COMMON STOCK                           48203R104   2,183,438     15,000     15,000                        15,000
MARKEL CORP
COMMON STOCK                           570535104   7,778,895     54,926     54,926                        54,926
RTS/MARKEL CORP
RIGHTS                                 570535112     109,230     15,000     15,000                        15,000
MICROSTRATEGY INC
COMMON STOCK                           594972101   1,500,000     50,000     50,000                        50,000
NAVISTAR INTL CORP (NEW)
COMMON STOCK                           63934E108   2,485,000     80,000     80,000                        80,000
NETBANK INC
COMMON STOCK                           640933107     497,500     40,000     40,000                        40,000
NETSOL INTERNATIONAL INC
COMMON STOCK                           64115A105   1,242,500     35,000     35,000                        35,000
NOKIA CORP SPON ADR
COMMON STOCK                           654902204   1,498,125     30,000     30,000                        30,000
NORTHWEST AIRLINES              CL-A
COMMON STOCK                           667280101   2,739,375     90,000     90,000                        90,000
PPG INDUSTRIES INC
COMMON STOCK                           693506107   3,101,875     70,000     70,000                        70,000
PERKINELMER INC
COMMON STOCK                           714046109  11,466,075    173,400    173,400                       173,400
PRICE COMMUNICATIONS CORP NEW
COMMON STOCK                           741437305     235,625     10,000     10,000                        10,000
PULITZER INC
COMMON STOCK                           745769109  61,129,688  1,449,000  1,449,000                     1,449,000
RFS HOTEL INVESTORS INC
COMMON STOCK                           74955J108     176,250     15,000     15,000                        15,000
RATEXCHANGE CORP
COMMON STOCK                           754091106     505,254     83,334     83,334                        83,334
ROCKWELL INTERNATIONAL CORP
COMMON STOCK                           773903109   2,520,000     80,000     80,000                        80,000
SALTON INC
COMMON STOCK                           795757103     921,875     25,000     25,000                        25,000
SCRIPPS CO E.W. CL-A (NEW)
COMMON STOCK                           811054204  17,483,750    355,000    355,000                       355,000
SECURITY ASSOCIATES INTL INC
COMMON STOCK                           813764305     168,750     50,000     50,000                        50,000
STAFFMARK
COMMON STOCK                           852389105     501,563     75,000     75,000                        75,000
STAR TELECOMMUNICATIONS INC
COMMON STOCK                           854923109     379,680    150,000    150,000                       150,000
SUNRISE TECHNOLOGIES INTL INC
COMMON STOCK                           86769L103     700,000     70,000     70,000                        70,000
TBA ENTERTAINMENT CORP INC
COMMON STOCK                           872173109      84,374     20,000     20,000                        20,000
TEXACO INC
COMMON STOCK                           881694103   2,662,500     50,000     50,000                        50,000
TRANSCRYPT INTERNATIONAL INC
COMMON STOCK                           89363A101      43,760     20,000     20,000                        20,000
USA NETWORKS INC
COMMON STOCK                           902984103  15,829,500    732,000    732,000                       732,000
US ONCOLOGY INC
COMMON STOCK                           90338W103     641,550    128,310    128,310                       128,310
VIVUS INC
COMMON STOCK                           928551100   1,595,625    230,000    230,000                       230,000
ZORAN CORP
COMMON STOCK                           98975F101   3,296,875     50,000     50,000                        50,000

                                        TOTAL    210,952,259